MERGERS, ACQUISITIONS, DISPOSALS AND NEW ENTITIES ESTABLISHED (Tables)	12 Months Ended
Dec. 31, 2012
Mergers Acquisitions Disposals Disclosure Tables [Abstract]
MERGERS, ACQUISITIONS, DISPOSALS AND NEW ENTITIES ESTABLISHED (Tables)

(EUR in thousands)
Gain on disposal of Finans Pension
Total cash consideration	87,738
Plus: Fair value of interest retained	104,298
Less: Net assets derecognized	(30,100)
Less: Expenses	(4,668)
Gain	157,268

The gain is included in the caption of the income statement “Other non-interest income”. The portion of the gain related to the remeasurement of the investment retained in the former subsidiary amounted to EUR 89,549 thousand and was determined as follows:

Fair value of interest retained (49%)	104,298
Less: 49% of net assets derecognized (30.100 x 49%)	(14,749)
Portion of gain	89,549

	2010	2011	2012

	(EUR in thousands)
Net income / (loss) attributable to NBG shareholders	(354,772)	(14,539,668)	(2,537,491)
Transfers (to) / from the non-controlling interest
Increase in NBG's paid-in-capital for purchase of 49,9% of CPT Investments Ltd	-	216,861	-
Decrease in NBG's paid-in-capital for purchase of 10,2% of Banca Romaneasca	-	-	(7,100)
Increase / (decrease) in NBG's paid-in-capital duo to minor changes in participations in other subsidiaries	4,078	2,623	(3,101)
Net transfers to / from non-controlling interest	4,078	219,484	(10,201)
Change from net income attributable to NBG shareholders and transfers (to) / from non-controlling interest	(350,694)	(14,320,184)	(2,547,692)